Note 15 - Share Capital - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Nov. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares	Nov. 30, 2018 $ / shares
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	10,732,000	12,463,000	10,041,250
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.51	$ 1.15	$ 1.16
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 313 days
Options Exercisable Number of Options Exercisable	8,452,750
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.32
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 171 days
Share options one [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	665,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 0.73
Options Outstanding Weighted Average Remaining Contractual Life (Year)	120 days
Options Exercisable Number of Options Exercisable	665,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 0.73
Options Exercisable Weighted Average Remaining Contractual Life (Year)	120 days
Share options one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.71
Share options one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.76
Share options two [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	1,867,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 0.78
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 361 days
Options Exercisable Number of Options Exercisable	1,867,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 0.78
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 361 days
Share options two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.77
Share options two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.84
Share options three [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,334,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.05
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 259 days
Options Exercisable Number of Options Exercisable	1,698,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.05
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 255 days
Share options three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.85
Share options three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.05
Share options four [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,635,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.58
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year 266 days
Options Exercisable Number of Options Exercisable	3,505,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.58
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year 273 days
Share options four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.06
Share options four [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.72
Share options five [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,230,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 2.75
Options Outstanding Weighted Average Remaining Contractual Life (Year)	4 years 171 days
Options Exercisable Number of Options Exercisable	717,250
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 2.62
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 259 days
Share options five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.73
Share options five [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 3.38